Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Bright Mountain Media, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to amend its Current Report on Form 8-K originally filed with the Securities and Exchange Commission (the “SEC”) on September 23, 2026 (the “Original Form 8-K”), which reported under Item 4.01 the dismissal of WithumSmith+Brown, PC (“Withum”) as the Company’s independent registered public accounting firm and the appointment of Grassi & Co., Certified Public Accountants, P.C. At the time the Original Form 8-K was filed, the Company had not yet received the letter from Withum required by Item 304(a)(3) of Regulation S-K. The Company is filing this Amendment solely to file, as Exhibit 16.1, the letter from Withum addressed to the SEC, dated September 24, 2026, stating that it agrees with the statements made by the Company in Item 4.01 of the Original Form 8-K as they relate to Withum. Except as described above, no other changes are made to the Original Form 8-K, and this Amendment does not otherwise update, amend, or restate any other information contained in the Original Form 8-K.
Document Period End Date	Sep. 21, 2026
Entity File Number	000-54887
Entity Registrant Name	Bright Mountain Media, Inc.
Entity Central Index Key	0001568385
Entity Tax Identification Number	27-2977890
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	6400 Congress Avenue
Entity Address, Address Line Two	Suite 2050
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(760)
Local Phone Number	707-5959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false